Deutsche Asset
& Wealth Management
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Summary Prospectus | May 1, 2014




DWS RREEF Real Estate Securities Income Fund






 CLASS/Ticker    A   REFAX    C   REFCX    INST   REFIX    S   REFSX

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, Statement of Additional Information (SAI) and other information about the fund online at dws-investments.com/ mutualpros. You can also get this information at no cost by e-mailing a request to service@dws.com, calling (800) 728-3337 or asking your financial advisor. The prospectus and SAI, both dated May 1, 2014, as supplemented, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE


The fund's investment objective is to seek current income with capital appreciation.



FEES AND EXPENSES OF THE FUND


These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class in the prospectus (p. 39) and Purchase and Redemption of Shares in the fund's SAI (p. II-15).


SHAREHOLDER FEES (paid directly from your investment)


                                                   A          C        INST          S
                                          ----------  ---------  ----------  ---------
Maximum sales charge (load) imposed on
purchases, as % of offering price              5.75     None        None       None
-----------------------------------------      ----     --          -          --
Maximum deferred sales charge (load), as
% of redemption proceeds                     None     1.00          None       None
-----------------------------------------    ------   ----          -          --
Redemption/exchange fee on shares owned
less than 15 days, as % of redemption
proceeds                                       2.00   2.00           2.00    2.00
-----------------------------------------    ------   ----          -----    ----
Account Maintenance Fee (annually, for
fund account balances below $10,000 and
subject to certain exceptions)              $   20    $20           None     $20
-----------------------------------------   -------   ----          -----    ----

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)


                                              A          C        INST           S
                                      ---------  ---------  ----------  ----------
Management fee                            0.65       0.65       0.65        0.65
-------------------------------------     ----       ----       ----        ----
Distribution/service
(12b-1) fees                              0.25       1.00      None        None
-------------------------------------     ----       ----      -----       -----
Other expenses(1)                         5.26       5.12       4.70        5.32
-------------------------------------     ----       ----      -----       -----
TOTAL ANNUAL FUND OPERATING EXPENSES      6.16       6.77       5.35        5.97
-------------------------------------     ----       ----      -----       -----
Fee waiver/expense reimbursement          4.76       4.62       4.20        4.72
-------------------------------------     ----       ----      -----       -----
TOTAL ANNUAL FUND OPERATING EXPENSES
AFTER WAIVER/EXPENSE REIMBURSEMENT        1.40       2.15       1.15        1.25
-------------------------------------     ----       ----      -----       -----

(1) "Other Expenses" are based on estimated amounts for the current fiscal year.


The Advisor has contractually agreed through April 30, 2015 to waive and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding extraordinary expenses, taxes, brokerage and interest expense) at ratios no higher than 1.40%, 2.15%, 1.15% and 1.25% for Class A, Class C, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund's Board.


EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period for each class) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



YEARS           A         C    INST        S
-------  --------  --------  ------  -------
1        $ 709     $ 318     $117    $127
-------  -----     -----     ----    ----
3        1,544     1,217      841     976
-------  -----     -----     ----    ----

You would pay the following expenses if you did not redeem your shares:



YEARS           A         C    INST        S
-------  --------  --------  ------  -------
1        $ 709     $ 218     $117    $127
-------  -----     -----     ----    ----
3        1,544     1,217      841     976
-------  -----     -----     ----    ----

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.

Portfolio turnover rate for fiscal year 2013: 15%.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. Under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of any borrowing for investment purposes (calculated at the time of any investment), in securities of real estate investment trusts (REITs) and real estate companies. A company is considered to be a real estate company if, in the opinion of portfolio management, at least 50% of its revenues or 50% of the market value of its assets (in each case measured at the time of purchase) are attributed to the ownership, construction, management or sale of real estate or other activities primarily related to real estate. The fund will invest 25% or more of its total assets in securities of companies principally engaged in the real estate industry.


The fund typically invests in common and preferred stocks of REITs and real estate companies. The fund's REIT investments may include equity REITs, mortgage REITs and hybrid REITs. So-called equity REITs buy real estate and pay investors from the rents they receive and from any profits on the sale of their properties. So-called mortgage REITs lend money to real estate companies and pay investors from the interest they receive on those loans. So-called hybrid REITs engage in both owning real estate and making loans. While portfolio management expects that the fund's REIT investments will consist primarily of equity REITs, in changing market conditions, the fund may invest more significantly in other types of REITs.


The fund primarily invests in securities of US issuers, but may also invest in securities of Canadian issuers. The fund may invest to a lesser extent in non-US and non-Canadian issuers.


The fund may also invest a portion of its assets in other types of securities. These securities may include debt securities of REITs and real estate companies of any credit quality; securities of companies not principally engaged in the real estate industry, including companies principally engaged in infrastructure related activities; bonds, notes and short-term securities; and other similar securities. In addition, the fund may invest in commercial and other types of mortgage-backed securities and master limited partnerships (MLPs).


DERIVATIVES. The fund may write (sell) covered call options on its portfolio securities with the goal of generating additional income from premiums received in connection with the options. Under specified circumstances, a call option gives the option buyer the right to buy, and obligates the option seller to sell, a security at an agreed-upon price (the strike price). Generally, a written call option is covered if the fund owns the security or instrument underlying the call option or has an absolute right to acquire that security or instrument without additional cash consideration. Portfolio management expects that the fund will typically write covered calls with respect to 20% to 50% of its assets. The fund is not subject to any limitations on its use of covered calls, however, and may use covered calls to a significantly greater or lesser extent, as determined by portfolio management.


When the fund sells a covered call option on a particular portfolio security, it may also buy a corresponding call option on the same security at a higher strike price. The purchased call option would typically expire in the same month as the original call option sold by the fund. By buying this second option, the fund preserves its ability to participate in any future appreciation of the underlying portfolio security above the second option's strike price. The premium the fund pays to purchase the second option would offset, however, the premium income it receives when it sells the original covered call option.


MANAGEMENT PROCESS. Portfolio management looks for real estate securities it believes have the potential for stock price appreciation due to a relative mispricing between the private market value of the portfolio and the equity trading value and have a record of paying dividends.


In attempting to find these issuers, portfolio management tracks economic conditions and real estate market performance in major metropolitan areas and analyzes performance of various property types within those regions. For this analysis, portfolio management uses information from a nationwide network of real estate professionals to evaluate the holdings of real estate companies and REITs. Its analysis also considers the companies' management structures, financial structures and business strategies. Portfolio management also considers the effect of the real estate securities markets in general when making investment decisions. Lastly, portfolio management will look for securities portfolio management believes offer above-average yield opportunities.


SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.



MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


STOCK MARKET RISK. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the



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                                    DWS RREEF Real Estate Securities Income Fund


                                                  SUMMARY PROSPECTUS May 1, 2014
stock's issuer, shrinking product demand and other business risks. These factors may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs.

CONCENTRATION RISK. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Any market price movements, regulatory or technological changes, or economic conditions affecting the particular segment of the market in which the fund concentrates may have a significant impact on the fund's performance.


In particular, real estate companies can be affected by the risks associated with direct ownership of real estate, such as general or local economic conditions, increases in property taxes and operating expenses, liability or losses owing to environmental problems, falling rents (whether owing to poor demand, increased competition, overbuilding, or limitations on rents), zoning changes, rising interest rates, and losses from casualty or condemnation. In addition, many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk. Further, REITs are dependent upon management skills and may not be diversified.


DIVIDEND-PAYING STOCK RISK. As a category, dividend-paying stocks may underperform non-dividend paying stocks (and the stock market as a whole) over any period of time. In addition, issuers of dividend-paying stocks may have discretion to defer or stop paying dividends for a stated period of time. If the dividend-paying stocks held by the fund reduce or stop paying dividends, the fund's ability to generate income may be adversely affected.


Preferred stocks, a type of dividend-paying stock, present certain additional risks. These risks include credit risk, interest rate risk, subordination to bonds and other debt securities in a company's capital structure, liquidity risk, and the risk of limited or no voting rights. Additionally, during periods of declining interest rates, there is a risk that an issuer may redeem its outstanding preferred stock. If this happens, the fund may be forced to reinvest in lower yielding securities. An issuer of preferred stock may have special redemption rights that, when exercised, may negatively impact the return of the preferred stock held by the fund.


NON-DIVERSIFICATION RISK. The fund is classified as non-diversified under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.


LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.


SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.


DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.


Writing covered call options entails a number of risks. As a general matter, when the fund writes (sells) a covered call option, it agrees to deliver a security it already owns at a specified strike price on or before a predetermined date in the future in return for a premium. By writing a covered call option, the fund foregoes, during the option's life, the opportunity to benefit from an increase in the price of the underlying security above the option's strike price, but continues to bear the risk of a decline in the value of the underlying security. The price the fund realizes from the sale of the security upon exercise of the option could be substantially below its prevailing market price. Moreover, if a liquid market does not exist for a covered call option, the fund may be unable to close out the option transaction prior to its expiration date. Consequently, the fund may be unable to sell the underlying security until the option expires or is exercised. Lastly, by writing call options on its portfolio securities, the fund may be less likely to sell those securities to take advantage of new investment opportunities.


FOREIGN INVESTMENT RISK. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.


CREDIT RISK. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation. Credit risk is greater for lower-rated securities.


Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth highest credit rating category) may be in uncertain financial health,



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                                    DWS RREEF Real Estate Securities Income Fund


                                                  SUMMARY PROSPECTUS May 1, 2014
the prices of their debt securities can be more vulnerable to bad economic news, or even the expectation of bad news, than investment-grade debt securities. High-yield debt securities are considered speculative, and credit risk for high-yield securities is greater than for higher-rated securities.

INTEREST RATE RISK. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)


PREPAYMENT AND EXTENSION RISK. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's share price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.


SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.



PAST PERFORMANCE


Since the fund is newly offered, performance information is not available.



MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.


SUBADVISOR

RREEF America L.L.C.


PORTFOLIO MANAGER(S)

JOHN F. ROBERTSON, CFA, MANAGING DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2013.


JOHN W. VOJTICEK, MANAGING DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2013.


JOSEPH D. FISHER, CFA, DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2013.


DAVID W. ZONAVETCH, CPA, DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2013.


HANS-JOACHIM WEBER, ASSISTANT VICE PRESIDENT. Portfolio Manager of the fund. Began managing the fund in 2013.



PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT ($)


                                                         AUTOMATIC
                                        UGMAS/          INVESTMENT
             NON-IRA            IRAS     UTMAS               PLANS
        ------------  --------------  --------  ------------------
A C         1,000            500       1,000             500
------      -----            ---       -----             ---
INST    1,000,000           N/A         N/A             N/A
------  ---------           ----       -----            ----
S           2,500          1,000       1,000           1,000
------  ---------          -----       -----           -----

For participants in all group retirement plans, and in certain fee-based and wrap programs approved by the Advisor, there is no minimum initial investment and no minimum additional investment for Class A, C and S shares. For Section 529 college savings plans, there is no minimum initial investment and no minimum additional investment for Class S shares. In certain instances, the minimum initial investment may be waived for Institutional Class shares. There is no minimum additional investment for Institutional Class shares. The minimum additional investment in all other instances is $50.


TO PLACE ORDERS


MAIL           New Accounts             DWS Investments, PO Box 219356
                                        Kansas City, MO 64121-9356
               Additional Investments   DWS Investments, PO Box 219154
                                        Kansas City, MO 64121-9154
               Exchanges and            DWS Investments, PO Box 219557
               Redemptions              Kansas City, MO 64121-9557
EXPEDITED MAIL                          DWS Investments, 210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                dws-investments.com
TELEPHONE                               (800) 728-3337
                                        M - F 8 a.m. - 8 p.m. ET
TDD LINE                                (800) 972-3006, M - F 8 a.m. - 8 p.m. ET


Initial investments must be sent by mail. You can make additional investments or sell shares of the fund on any business day by visiting our Web site, by mail, or by telephone. The fund is generally open on days when the New York Stock Exchange is open for regular trading.


Institutional Class shares are generally available only to qualified institutions. Class S shares are only available to a limited group of investors.



TAX INFORMATION


The fund's distributions are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-deferred investment plan. Any withdrawals you make from such tax-deferred investment plans, however, may be taxable to you.



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                                    DWS RREEF Real Estate Securities Income Fund


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PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.


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                                    DWS RREEF Real Estate Securities Income Fund
                                          SUMMARY PROSPECTUS May 1, 2014 DCF-SUM